Consolidated shareholders’ equity - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of classes of share capital [line items]
Share capital			€ 2,526,245,442
Number of shares (in shares)			1,263,122,721
Par value per share (in euros per share)			€ 2
Hedges of net investments in foreign operations	€ (679,000,000)		€ (574,000,000)		€ (580,000,000)
Currency translation differences	218,000,000	[1]	€ (22,000,000)	[2]	€ 442,000,000	[3]
Opella Business
Disclosure of classes of share capital [line items]
Currency translation differences	€ (300,000,000)
May 25, 2023
Disclosure of classes of share capital [line items]
Period of share repurchase program			18 months
May 3, 2022
Disclosure of classes of share capital [line items]
Period of share repurchase program					18 months
April 30, 2021
Disclosure of classes of share capital [line items]
Period of share repurchase program	18 months
Stock subscription option plan
Disclosure of classes of share capital [line items]
Increase in shareholders equity due to exercise of stock purchase option	€ 75,000,000
Number of shares issued by exercice of each option (in shares)	1

[1]	(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
[2]	(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
[3]	(a)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.